Schedule of segment expenses reviewed by the CDMO (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Revenue from Collaborative Arrangement, Excluding Revenue from Contract with Customer	$ 6,500		$ 6,500		$ 2,000	$ 11,000
Research and Development Expense	3,342	13,684	7,924	26,039	43,573	63,095
General and Administrative Expense	2,931	4,963	7,657	10,222	17,732	21,848
Other Nonoperating Income (Expense)	225	(64)	3,189	2,216	(302)	4,167
Net Income (Loss) Attributable to Parent	452	(18,711)	(5,892)	(34,045)	(59,607)	(69,776)
Operating Segments [Member]
Segment Reporting [Line Items]
Revenue from Collaborative Arrangement, Excluding Revenue from Contract with Customer	6,500		6,500		2,000	11,000
Research and Development Expense	3,342	13,684	7,924	26,039	43,573	63,095
General and Administrative Expense	2,931	4,963	7,657	10,222	17,732	21,848
Other Nonoperating Income (Expense)	225	(64)	3,189	2,216	(302)	4,167
Net Income (Loss) Attributable to Parent	452	(18,711)	(5,892)	(34,045)	(59,607)	(69,776)
Operating Segments [Member] | BA 3182 [Member]
Segment Reporting [Line Items]
Research and Development Expense	322	2,136	2,141	3,076	7,869	5,111
Operating Segments [Member] | Other CAB Programs [Member]
Segment Reporting [Line Items]
Research and Development Expense	2,031	8,032	2,044	14,300	3,768	6,912
Operating Segments [Member] | Total Program Expenses [Member]
Segment Reporting [Line Items]
Research and Development Expense	2,353	10,168	4,185	17,376	29,957	43,022
Operating Segments [Member] | Personnel And Related [Member]
Segment Reporting [Line Items]
Research and Development Expense	481	2,145	2,248	5,603	8,180	12,082
General and Administrative Expense	727	1,577	1,910	3,680	5,286	7,213
Operating Segments [Member] | Equity Based Compensation [Member]
Segment Reporting [Line Items]
Research and Development Expense	135	567	457	1,342	2,199	4,238
General and Administrative Expense	485	810	1,119	1,680	3,235	4,683
Operating Segments [Member] | Facilities And Other [Member]
Segment Reporting [Line Items]
Research and Development Expense	373	804	1,034	1,718	3,237	3,753
General and Administrative Expense	$ 1,719	$ 2,576	$ 4,628	$ 4,862	9,211	9,952
Operating Segments [Member] | BA 3011 [Member]
Segment Reporting [Line Items]
Research and Development Expense					7,848	12,934
Operating Segments [Member] | BA 3021[Member]
Segment Reporting [Line Items]
Research and Development Expense					5,446	8,962
Operating Segments [Member] | BA 3071 [Member]
Segment Reporting [Line Items]
Research and Development Expense					$ 5,026	$ 9,103